Leases (Details) - Schedule of supplemental cash flow information related to leases $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Schedule of supplemental cash flow information related to leases [Abstract]
Cash payments for operating leases	$ 798
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 119